DFAN14A dfan14a042315.htm

DEFINITIVE ADDITIONAL SOLICITING MATERIALS

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

SCHEDULE 14A

Proxy Statement Pursuant to Section 14(a) of the Securities Exchange Act of 1934 (Amendment No.)

Filed by the Registrant [ ] Filed by a Party other than the Registrant [ x ]

Check the appropriate box:

[ ] Preliminary Proxy Statement [ ] Confidential, for Use of the Commission Only (as permitted by Rule 14a-6(e)(2)) [ ] Definitive Proxy Statement [x] Definitive Additional Materials [ ] Soliciting Material Pursuant to Section 240.14a-12

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(Name of Registrant as Specified In Its Charter): Ashford Hospitality Trust, Inc.

(Name of Person(s) Filing Proxy Statement, if other than the Registrant): UNITE HERE

Payment of Filing Fee (Check the appropriate box): [x] No fee required. [ ] Fee computed on table below per Exchange Act Rules 14a-6(i)(1) and 0-11.

1) Title of each class of securities to which transaction applies: 2) Aggregate number of securities to which transaction applies: 100,108,168 shares of common stock outstanding and entitled to vote (3/10/2015) 3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 11 (set forth the amount on which the filing fee is calculated and state how it was determined): 4) Proposed maximum aggregate value of transaction: 5) Total fee paid:

UNITE HERE 275 Seventh Ave., New York NY 10001

Released to Shareholders on April 23, 2015

The enclosed investor presentation was first released to shareholders on April 23, 2015. For more information on this solicitation, please read our definitive proxy statement, available on the Securities and Exchanges Commission Website:

http://www.sec.gov/Archives/edgar/data/1232582/000103442615000038/0001034426-15-000038-index.htm